Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Reconciliation of income tax benefit

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Current tax
UK current tax on loss for the year	(20,459)	(6,706)	(2,074)
Overseas taxation on loss for the year	13	37	—
Adjustments in respect of prior year	(26)	(12)	(22)
	(20,472)	(6,681)	(2,096)
Deferred tax
Origination and reversal of timing differences	(870)	(279)	—
Effect of tax rate change on opening balance	(565)	—	—
Total deferred tax benefit	(1,435)	(279)	—
Income tax benefit	(21,907)	(6,960)	(2,096)

Loss on ordinary activities before tax	(140,635)	(56,191)	(24,379)
Normal applicable rate of tax	19%	19%	19%
Loss on ordinary activities multiplied by normal rate	(26,721)	(10,676)	(4,632)
Effects of:
Fixed asset differences	(693)	(181)	—
Other permanent differences	(3,727)	—	—
Expenses not deductible for tax purposes	7,304	3,831	510
Income not deductible for tax purposes	—	(1)	(1)
Additional deduction for R&D expenditure	(15,503)	(5,185)	(1,536)
Surrender of tax losses for R&D tax credit refund	6,496	2,173	644
R&D expenditure credits	480	295	73
Adjustments to tax charge in respect of previous periods	(26)	(12)	(22)
Adjustments for foreign tax	(395)	(435)	—
Effects of changes in tax rates	—	—	—
Deferred tax not recognised	10,878	3,231	2,868
Income tax benefit	(21,907)	(6,960)	(2,096)